Document and Entity Information	Dec. 27, 2023
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 27, 2023
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Incorporation State Country Code	A1
Entity File Number	1-14880
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 27, 2023, Lions Gate Entertainment Corp., a corporation organized and existing under the corporate laws of British Columbia (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) to announce the completion of its acquisition all of the issued and outstanding equity interests of the companies constituting the Entertainment One (“eOne”) television and film business from Hasbro, Inc., a Rhode Island corporation (“Hasbro”), pursuant to that certain Equity Purchase Agreement dated August 3, 2023, by and among Lions Gate Entertainment Inc., a Delaware corporation, Lions Gate International Motion Pictures S.à.r.l., a Luxembourg société à responsabilité limitée and Hasbro (the “Transaction”).This amendment amends and supplements the Original Form 8-K solely to provide the financial statements and pro forma financial information relating to the Transaction required under Item 9.01 of Form 8-K, which were excluded from the Original Form 8-K in reliance on the instructions to such item. This amendment reports no other updates or amendments to the Original Form 8-K. The pro forma financial information included in this amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and eOne would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction.
Entity Central Index Key	0000929351
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	2700 Colorado Avenue
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404
Common Class A [Member]
Entity Information [Line Items]
Security 12b Title	Class A Voting Common Shares, no par value per share
Trading Symbol	LGF.A
Security Exchange Name	NYSE
Common Class B [Member]
Entity Information [Line Items]
Security 12b Title	Class B Non-Voting Common Shares, no par value per share
Trading Symbol	LGF.B
Security Exchange Name	NYSE